OBLIGATIONS UNDER FINANCE LEASES (Tables)	12 Months Ended
Dec. 31, 2013
OBLIGATIONS UNDER FINANCE LEASES [Abstract]
Analysis of Leased Property under Finance Lease
December 31, 2013

Electronic equipment	19,696
Less: Accumulated depreciation	(11,051)
Total	8,645

Schedule of Future Minimum Lease Payments under Finance Leases
December 31, 2013

2014	1,407
Total minimum lease payments	1,407
Less: Amount representing interest	(31)
Present value of net minimum lease payments	1,376

Analysis as:
Current	1,376
Non Current	-
1,376